Fees Summary	Oct. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 658,800.00
Total Fee Amount	57.32
Total Offset Amount	0.00
Net Fee	$ 57.32
Offering Table N/A
Offset Table N/A	N/A